Quarterly Financial Data (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Sales	$ 1,182,225,000	$ 1,265,400,000	$ 1,121,800,000	$ 1,125,752,000	$ 997,200,000	$ 1,140,300,000	$ 971,700,000	$ 961,100,000	$ 958,900,000	$ 2,257,205,000	$ 2,122,959,000	$ 4,510,201,000	$ 4,032,036,000	$ 4,365,262,000
Gross profit	384,602,000	420,000,000	376,600,000	369,338,000	347,700,000	384,500,000	333,500,000	343,400,000	348,300,000	743,785,000	717,033,000	1,513,646,000	1,409,693,000	1,548,132,000
Earnings before income taxes	148,065,000	180,200,000	140,000,000	136,951,000	130,600,000	153,000,000	139,900,000	125,400,000	112,000,000	277,122,000	267,577,000	587,755,000	530,277,000	584,791,000
Net earnings attributable to Flowserve Corporation	107,316,000	125,100,000	107,800,000	98,732,000	97,000,000	112,600,000	103,900,000	91,600,000	80,200,000	200,441,000	195,715,000	428,582,000	388,290,000	427,887,000
Earnings per share:
Basic (in dollars per share)	$ 1.99	$ 2.27	$ 1.94	$ 1.77	$ 1.74	$ 2.02	$ 1.86	$ 1.64	$ 1.44	$ 3.70	$ 3.51	$ 7.72	$ 6.96	$ 7.66
Diluted (in dollars per share)	$ 1.98	$ 2.25	$ 1.92	$ 1.76	$ 1.72	$ 2.00	$ 1.84	$ 1.62	$ 1.42	$ 3.67	$ 3.48	$ 7.64	$ 6.88	$ 7.59
Realignment Program charges, incurred						$ 8,100,000						$ 91,200,000